SHARE INCENTIVE PLAN - Share-based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE INCENTIVE PLAN
Share-based compensation recognized	$ 3,990	$ 0	$ 1,929
Total unrecognized compensation expenses relating to unvested share options	$ 8,128